Related Party Transactions and Balances (Details) - CAD ($)			12 Months Ended
		Sep. 01, 2022	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2022
IfrsStatementLineItems [Line Items]
Professional fees			$ 60,000		$ 60,000	$ 65,000
Salaries and benefits	[1]		484,435	[2]	450,522	101,200
Share-based payments			1,212,300		1,551,850	1,471,300
Directors’ fees			145,000		102,500	70,000
Total			1,901,735		2,164,872	1,707,500
Gain on debt forgiveness			177,200
Accrued cash bonuses to related parties			104,263
Chairman [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions			$ 256,000				$ 78,800
Gain on debt forgiveness		$ 177,200

[1]	As at December 31, 2021, the Company owed $256,000 to the Chair as a result of the Chair deferring his salary from May 1, 2019 to December 31, 2021. On September 1, 2022, the Chair agreed to forfeit $177,200 of the unpaid balance of the deferred salary and recorded as a gain on debt forgiveness on the statement of comprehensive loss. The new amount owed of $78,800 was paid on December 15, 2022.
[2]	As at December 31, 2022, the Company accrued cash bonuses to related parties of $104,263 that is included in trade and other payables.